Provisions - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	$ 20,910	$ 35,275
Opening retained earnings adjustment		1,200
Provisions made during year	11,269	12,174
Provisions used/paid during year	(8,796)	(17,611)
Provisions reversed/expired during year	(1,610)	(10,140)
Effect of movements in exchange rates	24	12
Provisions and other current liabilities, ending balance	21,797	20,910
Restructuring provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	137	5
Opening retained earnings adjustment		0
Provisions made during year	1,459	455
Provisions used/paid during year	(1,176)	(320)
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	2	(3)
Provisions and other current liabilities, ending balance	422	137
Warranty provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	11,327	8,712
Opening retained earnings adjustment		0
Provisions made during year	7,210	5,851
Provisions used/paid during year	(2,652)	(2,391)
Provisions reversed/expired during year	(910)	(860)
Effect of movements in exchange rates	22	15
Provisions and other current liabilities, ending balance	14,997	11,327
Onerous contracts
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	4,400	300
Opening retained earnings adjustment		1,200
Provisions made during year	2,600	2,900
Provisions used/paid during year	0	0
Provisions reversed/expired during year	(700)	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	6,300	4,400
Contingent consideration
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	2,078	26,258
Opening retained earnings adjustment		0
Provisions made during year	0	0
Provisions used/paid during year	(2,000)	(14,900)
Provisions reversed/expired during year	0	(9,280)
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	78	2,078
Legal provision
Other Provisions [Roll Forward]
Provisions and other current liabilities, beginning balance	2,968	0
Opening retained earnings adjustment		0
Provisions made during year	0	2,968
Provisions used/paid during year	(2,968)	0
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	0	0
Provisions and other current liabilities, ending balance	$ 0	$ 2,968